Debt Financing (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt Financing
Schedule of debt financing

	September 30, 2013	December 31, 2012
	(Dollars in thousands)
Secured
Senior secured bonds	$3,900,000	$3,900,000
ECA and Ex-Im financings	1,828,648	2,193,229
Secured bank debt(a)	1,808,227	1,961,143
Institutional secured term loans	750,000	1,450,000
Less: Deferred debt discount(b)	(5,398)	(15,125)

	8,281,477	9,489,247
Unsecured
Bonds and medium-term notes	13,025,538	13,890,747
Less: Deferred debt discount(b)	(33,712)	(37,207)

	12,991,826	13,853,540

Total Senior Debt Financings	21,273,303	23,342,787
Subordinated Debt	1,000,000	1,000,000

	$22,273,303	$24,342,787

(a)
Of this amount, $177.9 million (2013) and $270.5 million (2012) is non-recourse to ILFC. These secured financings were incurred by VIEs and consolidated into our Condensed, Consolidated Financial Statements. Amounts include $334.5 million (2013) and $260.0 million (2012) outstanding under AeroTurbine's revolving credit facility.

(b)
During the three months ended September 30, 2013, we recorded an $18.6 million adjustment to correct and fully align amortization of deferred debt issue costs and debt discounts in prior periods with the effective interest method, of which $4.0 million related to debt discounts and is reflected herein. See Note A of Notes to Condensed, Consolidated Financial Statements.

	December 31,
	2012	2011
	(Dollars in thousands)
Secured
Senior secured bonds	$3,900,000	$3,900,000
ECA and Ex-Im financings	2,193,229	2,335,147
Secured bank debt(a)	1,961,143	2,246,936
Institutional secured term loans	1,450,000	1,300,000
Less: Deferred debt discount	(15,125)	(17,452)

	9,489,247	9,764,631
Unsecured
Bonds and medium-term notes	13,890,747	13,658,769
Less: Deferred debt discount	(37,207)	(39,128)

	13,853,540	13,619,641

Total Senior Debt Financings	23,342,787	23,384,272
Subordinated debt	1,000,000	1,000,000

	$24,342,787	$24,384,272

(a)
Of this amount, $270.5 million (2012) and $97.0 million (2011) is non-recourse to ILFC. These secured financings were incurred by VIEs, and consolidated into our consolidated financial statements.

Schedule of information regarding the collateral provided for secured debt

	As of September 30, 2013
	Debt Outstanding	Net Book Value of Collateral		Number of Aircraft
	(Dollars in thousands)
Senior secured bonds	$3,900,000	$5,962,533		174
ECA and Ex-Im Financings	1,828,648	5,015,092		118
Secured bank debt	1,808,227	2,622,782	(a)	61	(a)
Institutional secured term loans	750,000	1,303,763		52

Total	$8,286,875	$14,904,170		405

(a)
Amounts represent the net book value of collateral and number of aircraft securing ILFC secured bank term debt. Amounts do not include assets securing AeroTurbine's secured revolving credit facility. AeroTurbine's credit facility, under which $334.5 million was drawn as of September 30, 2013, is secured by substantially all of the assets of AeroTurbine and its subsidiary guarantors.

	As of December 31, 2012
	Debt Outstanding	Net Book Value		Number of Aircraft
	(Dollars in thousands)
Senior secured bonds	$3,900,000	$6,485,121		174
ECA and Ex-Im financings	2,193,229	5,338,188		119	(a)
Secured bank debt(b)	1,961,143	2,925,637	(b)	63	(b)
Institutional secured term loans	1,450,000	2,801,330		97

Total	$9,504,372	$17,550,276		453

(a)
Excludes the two aircraft we intend to finance with the Ex-Im notes, as they had not yet been assigned as collateral as of December 31, 2012.

(b)
Amounts represent net book value and number of aircraft securing ILFC secured bank term debt and do not include the book value or number of AeroTurbine assets securing the AeroTurbine revolving credit agreement, under which $260.0 million is included in the total Debt outstanding. ILFC guarantees the AeroTurbine revolving credit agreement on an unsecured basis.

Schedule of maturities of debt financing (excluding deferred debt discount)

(Dollars in thousands)
2013	$4,054,495
2014	3,045,003
2015	2,811,990
2016	3,291,194
2017	3,304,860
Thereafter	7,887,577

$24,395,119